Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other current liabilities
Schedule of accrued liabilities and other current liabilities

	December 31,
	2023	2024
	RMB	RMB
Revenue sharing fees	810,718	778,407
Salaries and welfare	172,498	169,022
License fees and content cost	86,662	74,590
Payable for construction in progress	61,016	72,090
Marketing and promotion expenses	107,709	58,877
Bandwidth costs	87,818	44,096
Deposits from content providers, suppliers and advertising customers	18,867	41,400
Other taxes payable	32,154	34,652
Others	97,385	87,815
Total	1,474,827	1,360,949